Legacy Class and Institutional Class [Member] Annual Fund Operating Expenses - Legacy Class and Institutional Class - MERIDIAN GROWTH FUND	Jun. 30, 2026
Legacy Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.96%
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.77%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.92%